Firstar Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53201-3011

June 24, 1998

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Firstar Funds, Inc.
        (1933 Act Registration No. 33-18255)
        (1940 Act Registration No. 811-5380)

Ladies and Gentlemen:

On behalf of Firstar Funds, Inc. (the "Company") and pursuant to paragraph (e) of Rule 497 of the Securities Act of 1933 (the "1933 Act"), attached herewith for filing please find:

(1) the Supplement dated June 24, 1998 for the Prospectus dated February 1, 1998 for the Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund; and

(2) the Supplement dated June 24, 1998 for the Retail Prospectus dated February 1, 1998 for the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEXTM Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund; and

(3) the Supplement dated June 24, 1998 for the Institutional Prospectus dated February 1, 1998 for the Institutional Money Market Fund, Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEXTM Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund; and

(4) the Supplement dated June 24, 1998 for the Prospectus dated February 1, 1998 for the Balanced Income Fund;

If you should have any questions or comments regarding this filing, do not hesitate to contact Joan O. Swirsky, Esq. at (215) 988-2601.

Very truly yours,

Firstar Funds, Inc.

by:  /s/ Mary Ellen Stanek
       Vice President